Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

14.Related party transactions

All related party transactions were measured at the amount of consideration established and agreed to by the related parties. All amounts due from/payable to related parties are unsecured, non-interest bearing and have no fixed terms of repayment.

During the year ended December 31, 2022, the Company incurred the following transactions with related parties:

a)	Wages and benefits and professional fees were paid or accrued to Allen Davidoff, the Chief Executive Officer (“CEO”), Amar Keshri, the Chief Financial Officer (“CFO”), and David MacDonald, former Chief Technology Officer (“CTO”) of the Company in the amount of $775,259 (2021 - $311,840; 2020 - $196,097).
b)	Professional fees were paid to 1282803 Ontario Inc., a company owned by Jim Fairbairn, a former CFO of the Company in the amount of $nil (2021 - $58,500; 2020 - $30,000).
c)	Research and development fees were paid or accrued to Haworth Biopharmaceutical, a company owned by Stephen Haworth, the Chief Medical Officer (“CMO”) of the Company in the amount of $312,412 (2021 - $106,366; 2020 - $nil).

14.Related party transactions (continued)

d)	Consulting fees were paid or accrued to Stacy Evans, the Chief Business Officer (“CBO”) of the Company in the amount of $115,644 (2021 - $nil; 2020 - $nil).
e)	Consulting fees were paid to Bruce Rowlands and Allan Williams, former directors of the Company in the amount of $nil (2021 - $54,950; 2020 - $36,000).
f)	Consulting fees were paid to a private entity controlled by the spouse of the Company’s CEO in the amount of $4,750 (2021 - $nil; 2020 - $nil).
g)	Directors’ fees were paid or accrued to the directors of the Company in the amount of $161,054 (2021 - $62,200). The amount includes director fees payment of $90,871 for the year ended December 31, 2022 (2021 - $nil) to Anthony Giovinazzo, Chairman of the Company.
h)	As at December 31, 2022, $20,200 (2021 - $81,104) was payable to directors of the Company, $39,069 (2021 - $25,000) was accrued to the CEO of the Company, for CEO services, $14,769 (2021 - $nil) was accrued to the CFO of the Company, for CFO services, $67,720 (2021 - $47,543) was payable and accrued to the CMO of the Company, for consulting services, and $33,860 (2021 - $nil) was payable and accrued to the CBO of the Company, for consulting services. The balances are unsecured, non-interest bearing, and have no fixed terms of repayment.
i)	Management compensation transactions for the years ended December 31, 2022, 2021 and 2020 are summarized as follows:

	Short-term
	employee		Share-based
	benefits	Directors’ fees	payments	Total
	$	$	$	$
Year ended December 31, 2020
Directors and officers	226,097	—	217,816	443,913

Year ended December 31, 2021
Directors and officers	531,656	62,200	331,809	925,665

Year ended December 31, 2022
Directors and officers	1,153,439	161,054	519,741	1,840,103